Other Non-Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of Current financial and non-financial liabilities
Current financial and
non-financial
liabilities comprise the following:

€ thousand	December 31, 2022	December 31, 2021
Liabilities due to customers	15,166	1,888
Loan related fee’s	782	0
Liabilities for payroll, social security and payroll tax	482	435
Other	228	0
Total	16,658	2,323